DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Communication Services — 9.2%
Alphabet, Inc., Class C*	1,549	$ 187,382
Meta Platforms, Inc., Class A*	271	77,772
		265,154
Consumer Discretionary — 14.2%
Amazon.com, Inc.*	1,359	177,159
Booking Holdings, Inc.*	15	40,505
Domino's Pizza, Inc.	123	41,450
Home Depot, Inc. (The)	132	41,004
TJX Cos., Inc. (The)	617	52,315
Tractor Supply Co.	255	56,381
		408,814
Consumer Staples — 6.3%
Dollar General Corp.	404	68,591
Dollar Tree, Inc.*	616	88,396
Estee Lauder Cos., Inc. (The), Class A	133	26,119
		183,106
Energy — 1.7%
Occidental Petroleum Corp.	821	48,275
Financials — 18.9%
Bank of America Corp.	2,716	77,922
Berkshire Hathaway, Inc., Class B*	360	122,760
FactSet Research Systems, Inc.	98	39,264
Intercontinental Exchange, Inc.	208	23,521
Mastercard, Inc., Class A	163	64,108
Moody's Corp.	91	31,642
MSCI, Inc.	60	28,157
PNC Financial Services Group, Inc. (The)	179	22,545
S&P Global, Inc.	166	66,548
Visa, Inc., Class A	286	67,919
		544,386
Health Care — 10.4%
Agilent Technologies, Inc.	287	34,512
Danaher Corp.	368	88,320
Elevance Health, Inc.	69	30,656
IQVIA Holdings, Inc.*	155	34,839
Mettler-Toledo International, Inc.*	41	53,777
UnitedHealth Group, Inc.	124	59,600
		301,704
Industrials — 12.4%
AMETEK, Inc.	388	62,809
Copart, Inc.*	377	34,386
CSX Corp.	1,279	43,614
	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
General Dynamics Corp.	109	$ 23,451
IDEX Corp.	251	54,030
Trane Technologies PLC (Ireland)	148	28,307
TransDigm Group, Inc.	76	67,957
Union Pacific Corp.	106	21,690
Verisk Analytics, Inc.	91	20,569
		356,813
Information Technology — 25.4%
Adobe, Inc.*	113	55,256
Amphenol Corp., Class A	475	40,351
Analog Devices, Inc.	176	34,286
Apple, Inc.	1,372	266,127
Microsoft Corp.	738	251,318
Roper Technologies, Inc.	102	49,042
Teledyne Technologies, Inc.*	88	36,178
		732,558
Materials — 0.7%
Sherwin-Williams Co. (The)	78	20,711
TOTAL COMMON STOCKS (Cost $2,528,619)		2,861,521
INVESTMENT COMPANY — 0.8%
Vanguard S&P 500 ETF	59	24,029
INVESTMENT COMPANY (Cost $22,179)		24,029
SHORT-TERM INVESTMENT — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.000%(a)	5,434	5,434
SHORT-TERM INVESTMENT (Cost $5,434)		5,434

TOTAL INVESTMENTS - 100.2% (Cost $2,556,232)		2,890,984
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(6,293)
NET ASSETS - 100.0%		$ 2,884,691

(a)	Rate disclosed is the 7-day yield at June 30, 2023.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to the Quarterly Portfolio of Investments
June 30, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The DuPont Capital Value Creators Large Cap Fund (“the Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser a "'valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 06/30/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks	$ 2,861,521	$ 2,861,521	$ —	$ —
Investment Company	24,029	24,029	—	—
Short-Term Investment	5,434	5,434	—	—
Total Assets	$ 2,890,984	$ 2,890,984	$ —	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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